Variable interest entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities [Abstract]
Variable Interest Entities Textblock

19. Variable interest entities

(a) The joint venture in CSOP, previously held by the Grains and Foods Group and consolidated as a VIE, was disposed of in the third quarter of 2011 (see note 3(b)).

(b) TOC holds an investment in a joint venture in Ethiopia related to hulling of organic sesame seeds. TOC purchases all of the output from the joint venture, and sells the product through its existing sales and marketing channels. TOC holds 35% of the voting common shares and consolidates its variable interest in the joint venture, as it has been determined to be the primary beneficiary.

The liabilities of the VIE consolidated by the Company represent claims against the specific assets of the VIE, and not additional claims on the Company's general assets. There is no recourse available to the creditors of the VIE against the Company. The impact of consolidating the investment in the joint venture on the consolidated balance sheet is as follows:

	December 31, 2011	January 1, 2011
	$	$
Current assets	718	859
Property, plant and equipment	1,361	1,767
Current liabilities	414	1,221
Long-term debt	711	264
Long-term liabilities	330	178
Non-controlling interest	(36)	424
Net investment by the Company	(660)	(539)